CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2023
CONVERTIBLE SENIOR NOTES.
CONVERTIBLE SENIOR NOTES

15.CONVERTIBLE SENIOR NOTES

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Current liabilities:
Convertible Senior Notes held by a related party-current
2025 Convertible Notes	522,744	106,240	14,964
Convertible Senior Notes held by third parties-current
2024 Convertible Notes	77	78	11
	522,821	106,318	14,975
Non-current liabilities:
Convertible Senior Notes held by a related party-non-current
2025 Convertible Notes	522,744	424,962	59,855
	522,744	424,962	59,855

1) 2024 Convertible Notes

On September 17, 2019, the Company issued US$200,000 convertible senior notes (the “2024 Convertible Notes”) to several initial purchasers, of which US$100,000 were issued to Alibaba.com Hong Kong Limited (“Alibaba HK”), an entity affiliated with Alibaba Group Holding Limited (“Alibaba Group”), a principal shareholder of the Company and US$100,000 to third parties, respectively. The 2024 Convertible Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in arrears at a rate of 1.75% per annum on April 1 and October 1 of each year, beginning on April 1, 2021. The 2024 Convertible Notes will mature on October 1, 2024 unless redeemed, repurchased or converted prior to such date.

The 2024 Convertible Notes holders have the right, at their option, to convert the outstanding principal amount of the 2024 Convertible Notes, in whole or in part in integral multiples of $1 principal amount (i) upon satisfaction of one or more of the conversion conditions as defined in the indenture for the 2024 Convertible Notes prior to the close of business day immediately preceding October 1, 2024; or (ii) anytime on or after October 1, 2024 until the close of business on the second scheduled trading day immediately preceding the maturity date (the “Conversion Option”).

The initial conversion rate for the 2024 Convertible Notes is 7.0922 of the Company’s American depositary shares (“ADSs”) per US$1,000 principal amount of the Notes, which is equivalent to an initial conversion price of US$141.00 per ADS, subject to certain anti-dilution and make-whole fundamental change adjustments but is not adjusted for any accrued and unpaid interest. Upon conversion, the Company is required to deliver ADSs to such converting holders and both issuer and holders have no other settlement options.

The holders may require the Company to repurchase all or a portion of the 2024 Convertible Notes for cash on September 30, 2022 at a repurchase price equal to 100% of the principal amount of the 2024 Convertible Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.

In 2022, the Company repurchased US$199,989 (equivalent to RMB1,379,364) aggregate principal amount of the 2024 Convertible Notes requested by the holders. Following settlement of the repurchase, the repurchase amount which was fully accreted was derecognized and US$11 (equivalent to RMB78) aggregate principal amount of the 2024 Convertible Notes remained outstanding and was included in “Convertible senior notes held by third parties-current” as of December 31, 2023 as it will mature on October 1, 2024.

15.CONVERTIBLE SENIOR NOTES (CONTINUED)

1) 2024 Convertible Notes (continued)

If certain events of default, changes in tax laws of the relevant taxing jurisdiction or fundamental change as defined in the indenture for the 2024 Convertible Notes were to occur, the outstanding obligations under the 2024 Convertible Notes could be immediately due and payable (the “Contingent Redemption Options”). The Company will pay additional interest, at its election, as the sole remedy relating to the failure to comply with certain reporting obligations as defined in the indenture of the 2024 Convertible Notes. In addition, the 2024 Convertible Notes provide its holders with additional interest equal to the fair value of any dividends received by the holders of the Company’s ordinary shares (the “Contingent Interest Features”).

The Company evaluated the embedded conversion features contained in the 2024 Convertible Notes and determined that the Conversion Option was not required to be bifurcated because it met the scope exception provided for under ASC 815-10-15-74(a).

The Company also evaluated the embedded Contingent Redemption Options and Contingent Interest Features contained in the 2024 Convertible Notes in accordance with ASC 815 to determine if these features require bifurcation. The Contingent Redemption Options were not required to be bifurcated because they are considered to be clearly and closely related to the debt host, as the 2024 Convertible Notes were not issued at a substantial discount and are redeemable at par.

The Contingent Interest Features are not considered to be clearly and closely related to the debt host and met the definition of a derivative. However, the fair value of the Contingent Interest Features on the issuance date and at December 31, 2022 and 2023 was not significant. In addition, the Company assessed whether the additional interest payments need to be accrued as a liability in accordance with ASC 450. Since the likelihood of the occurrence of such default events is determined to be remote, the Company did not accrue additional interest expense for the years ended December 31, 2022 and 2023. The Company will continue to assess the accrual for these additional interest payment liabilities at each reporting date.

In connection with the issuance of the 2024 Convertible Notes, the Company also purchased capped call options on the Company’s ADS with certain counterparties at a price of US$22,500 (equivalent to RMB159,138), which was recorded as a reduction of the Company’s additional paid-in capital on the consolidated balance sheet with no subsequent changes in fair value recorded. The capped call exercise price is equal to the 2024 Convertible Notes’ initial conversion price and the cap price is US$200.00 per ADS, subject to certain adjustments under the terms of the capped call transactions. The capped call transactions are expected to reduce potential dilution to existing holders of the ordinary shares and ADSs of the Company upon conversion of the 2024 Convertible Notes with such reduction subject to a cap.

The net proceeds from the issuance of the 2024 Convertible Notes were US$194,457 (equivalent to RMB1,375,355), after deducting underwriting discounts and offering expenses of US$5,543 (equivalent to RMB39,205) from the initial proceeds of US$200,000.

15.CONVERTIBLE SENIOR NOTES (CONTINUED)

1) 2024 Convertible Notes (continued)

As of December 31, 2022 and 2023, the principal amount of the 2024 Convertible Notes was RMB77 and RMB78 (US$11) respectively, unamortized debt discount was nil and nil respectively, and the net carrying amount of the 2024 Convertible Notes was RMB77 and RMB78 (US$11) respectively.

For the years ended December 31, 2022 and 2023, the amount of interest cost recognized relating to both the contractual interest coupon and amortization of the discount on the 2024 Convertible Notes was RMB21,768 and nil, respectively. As of December 31, 2023, the 2024 Convertible Notes will be accreted up to the principal amount of US$11 (equivalent to RMB78) over a remaining period of 0.75 years.

2) 2025 Convertible Notes

On June 3, 2020, the Company issued US$150,000 convertible senior notes to Alibaba HK. The 2025 Convertible Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in arrears at a rate of 4.5% per annum on July 1 and January 1 of each year, beginning on January 1, 2022. The 2025 Convertible Notes will mature on June 3, 2025 unless redeemed, repurchased or converted prior to such date.

The 2025 Convertible Notes holders have the right to convert all or any portion of the 2025 Convertible Notes held by it into ordinary shares, or at the sole discretion of the noteholder, into ordinary shares in the form of ADS at any time on or after the thirty-first trading day after May 27, 2020 up to the close of business of the second business day immediately preceding June 3, 2025 (“the 2025 Convertible Notes Conversion Option”).

The initial conversion rate for the 2025 Convertible Notes is 823.723 of the Company’s American depositary shares (“ADSs”) per US$100,000 principal amount of the 2025 Convertible Notes, which is equivalent to an initial conversion price of US$121.40 per ADS, subject to certain anti-dilution and make-whole fundamental change adjustments but is not adjusted for any accrued and unpaid interest. Upon conversion, the Company is required to deliver ADSs to such converting holders and both issuer and holders have no other settlement options.

The holders may require the Company to repurchase all or a portion of the 2025 Convertible Notes for cash within a period of ninety days starting from June 3, 2023 at a repurchase price equal to 100% of the principal amount of the 2025 Convertible Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date (the “Early Redemption Rights”).

If certain events of default, changes in tax laws of the relevant taxing jurisdiction or fundamental change as defined in the indenture for the 2025 Convertible Notes were to occur, the outstanding obligations under the 2025 Convertible Notes could be immediately due and payable (the “2025 Convertible Notes Contingent Redemption Options”). The Company will pay additional interest, at its election, as the sole remedy relating to the failure to comply with certain reporting obligations as defined in the indenture of the 2025 Convertible Notes. In addition, the 2025 Convertible Notes provide its holders with additional interest equal to the fair value of any dividends received by the holders of the Company’s ordinary shares (the “2025 Convertible Notes Contingent Interest Features”).

The Company evaluated the embedded conversion features contained in the 2025 Convertible Notes and determined that the 2025 Convertible Notes Conversion Option was not required to be bifurcated because it met the scope exception provided for under ASC 815-10-15-74(a).

15.CONVERTIBLE SENIOR NOTES (CONTINUED)

2) 2025 Convertible Notes (continued)

The Company also evaluated the embedded 2025 Convertible Notes Contingent Redemption Options and 2025 Convertible Notes Contingent Interest Features in accordance with ASC 815 to determine if these features require bifurcation. The 2025 Convertible Notes Contingent Redemption Options were not required to be bifurcated because they are considered to be clearly and closely related to the debt host, as the 2025 Convertible Notes were not issued at a substantial discount and are redeemable at par. The 2025 Convertible Notes Contingent Interest Features are not considered to be clearly and closely related to the debt host and met the definition of a derivative. However, the fair value of the 2025 Convertible Notes Contingent Interest Features on the issuance date and at December 31, 2022 and 2023 was not significant. In addition, the Company assessed whether the additional interest payments need to be accrued as a liability in accordance with ASC 450. Since the likelihood of the occurrence of such default events is determined to be remote, the Company did not accrue additional interest expense for the year ended December 31, 2022 and 2023. The Company will continue to assess the accrual for these additional interest payment liabilities at each reporting date.

The net proceeds from the issuance of the 2025 Convertible Notes were US$149,340 (equivalent to RMB1,061,421), after deducting offering expenses of US$660 (equivalent to RMB4,689) from the initial proceeds of US$150,000 (equivalent to RMB1,066,110).

As of December 31, 2022, the principal amount of the 2025 Convertible Notes was RMB1,046,074, unamortized debt discount was RMB586 and the net carrying amount of the 2025 Convertible Notes was RMB1,045,488. As of December 31, 2023, the principal amount of the 2025 Convertible Notes was RMB531,202 (US$74,818), unamortized debt discount was nil and the net carrying amount of the 2025 Convertible Notes was RMB531,202 (US$74,818).

On April 14, 2023, the Company signed an amendment with Alibaba HK and modified the Early Redemption Rights of the 2025 Convertible Notes. The Group and Alibaba HK agreed that Alibaba HK would not require the Company to repurchase all of the 2025 Convertible Notes in 2023. Alibaba HK instead required the Company to repurchase one half of the notes, or US$75,000 aggregate principal amount, in 2023. The Group have granted an extra repurchase option to Alibaba HK such that Alibaba HK would be able to require the Group to repurchase the other half of the 2025 Convertible Notes, or US$75,000 aggregate principal amount, within 90 days after June 3, 2024. Besides, the Group and Alibaba HK also agreed that the account receivables in BEST HK due from BEST China is pledged for the 2025 Convertible Notes held by Alibaba HK. The Group accounted for the amendments to the 2025 Convertible Notes as a debt modification, which did not result in a debt extinguishment pursuant to ASC 470-50, Debt—Modifications and Exchanges (“ASC 470-50”).

In July 2023, the Company repurchased US$75,000 (equivalent to RMB503,318) aggregate principal amount of the 2025 Convertible Notes requested by the holders. Following settlement of the repurchase, the repurchase amount which was fully accreted was derecognized and US$75,000 (equivalent to RMB531,202) aggregate principal amount of the 2025 Convertible Notes remained outstanding.

In December 2023, all of the 2025 Convertible Notes held by Alibaba HK was transferred to Alibaba China. In April 2024, the Company signed an amendment term sheet with Alibaba China and further modified the Early Redemption Rights of the 2025 Convertible Notes (Note 29).

For the years ended December 31, 2022 and 2023, the amount of interest cost recognized relating to both the contractual interest coupon and amortization of the discount on the 2025 Convertible Notes was RMB48,708 and RMB35,395 (US$4,985), respectively. As of December 31, 2023, the 2025 Convertible Notes will be accreted up to the principal amount of US$15,000 (equivalent to RMB106,240) over a remaining period of 0.42 years and the principal amount of US$60,000 (equivalent to RMB424,962) over a remaining period of 1.35 years.